Income Taxes - Summary of Major Components of Income Tax Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	$ 7,604	$ 5,658	$ 4,259
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	(44)	860	2,795
(Benefit) utilization of tax losses recognized	1,221	29	(445)
Total deferred tax income expense	1,177	889	2,350
Total income tax expense in consolidated net income	8,781	6,547	6,609
Mexico
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	5,474	3,522	3,356
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	(322)	197	1,659
(Benefit) utilization of tax losses recognized	238	(4)	356
Total deferred tax income expense	(84)	193	2,015
Total income tax expense in consolidated net income	5,390	3,715	5,371
Foreign
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current year	2,130	2,136	903
Deferred tax expense (income) [abstract]
Origination and reversal of temporary differences	278	663	1,136
(Benefit) utilization of tax losses recognized	983	33	(801)
Total deferred tax income expense	1,261	696	335
Total income tax expense in consolidated net income	$ 3,391	$ 2,832	$ 1,238